Issued Capital - Additional Information (Details)								12 Months Ended
	Feb. 21, 2023 shares $ / shares	Jul. 15, 2022 $ / shares shares	Nov. 11, 2021 shares $ / shares	Sep. 02, 2021 shares $ / shares	Nov. 20, 2020 $ / shares shares	Aug. 28, 2020 $ / shares shares	Aug. 26, 2020 AUD ($) $ / shares shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2023 shares $ / shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 AUD ($) shares	Dec. 31, 2022 $ / shares shares	Dec. 02, 2021 $ / shares shares	Dec. 02, 2021 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of conversion of option exercised										When exercised, each option is convertible into one ordinary share.
Vested and exercisable								46,690,480	46,690,480	31,065,275
Weighted average remaining contractual life of unlisted share options outstanding								4 years 10 months 6 days	4 years 10 months 6 days	4 years 11 months 4 days
Vesting period								five years	five years
Number of share options exercised in share-based payment arrangement				2,000,000				0	0	2,000,000
Shares issued on exercise of options, exercise price | $ / shares				$ 0.0136						$ 0.0136
Share price | $ / shares				$ 0.19
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested and exercisable								142,000	142,000		142,000,000
Weighted average remaining contractual life of unlisted share options outstanding								1 month 28 days	1 month 28 days	7 months 6 days
Shares issued price per share | $ / shares								$ 0.01	$ 0.01
Share price | $ / shares			$ 0.125
Number of shares vested or exercised			2,000,000					0	0	8,000,000
Weighted average exercise price Exercised during the financial year | $ / shares			$ 0.06							$ 0.06
Warrants | Apeiron
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options issued							150,000,000
Share price | $ / shares							$ 0.06
Share issuance price | $							$ 15,000,000
Warrants expiry date							Aug. 26, 2023
Placement of shares amount | $											$ 15,991,634
Percentage of risk adjusted estimated fee											9.00%
Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price | (per share)					$ 0.13				$ 0.14
Monte Carlo Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price | $ / shares								$ 0.24
Dr Errol De Souza | Vest when Sales of ADSs recorded on NASDAQ exceeds $12.35 per ADS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options issued	5,000,000
Vesting period	to vest when the volume weighted average price of ADSs on NASDAQ over the prior 20 days on which sales of ADSs were recorded on NASDAQ exceeds $12.35 per ADS, and provided the relevant calculation period ends on or before 30 June 2024.
Dr Errol De Souza | Vests if Company Appoints a Chief Executive Officer on or before 31 December 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options issued	1,666,666
Vesting period	to vest if the Company appoints a Chief Executive Officer on or before 31 December 2022.
Dr Errol De Souza | Vest on Achievement of Successful Data Readout for Phase 2 Trial for BNC210 in PTSD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options issued	1,666,666
Vesting period	to vest on achievement of successful data readout for Phase 2 trial for BNC210 in PTSD as reasonably determined by the Board in its sole discretion.
Dr Errol De Souza | Vest on Achievement of Successful Data Readout for Phase 2 Trial for BNC210 in SAD.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options issued	1,666,666
Vesting period	to vest on achievement of successful data readout for Phase 2 trial for BNC210 in SAD as reasonably determined by the Board in its sole discretion.
Dr Jane Ryan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options issued					500,000
Share options subscribed					500,000
Shares issued price per share | $ / shares					$ 0.1687
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options issued						15,000,000
Share options subscribed						15,000,000
Exercise price | $ / shares						$ 0.04
Share Options | Data Readout for Phase2 Trial for BNC210 in SAD had been Announced and was Deemed not Successful
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares not issued	1,666,666
Share Options | Vested on Date of Issue if Share Options, as CEO was Already Appointed
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares vested or exercised	1,666,666
Share Options | Dr Errol De Souza
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options issued	10,000,000												47,786,607	47,786,607
Share options subscribed												10,000,000	47,786,607	47,786,607
Shares issued price per share | (per share)												$ 0.052		$ 0.2014
Share Options | Dr Errol De Souza | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options issued													13,430,160	13,430,160
Share options subscribed													13,430,160	13,430,160
Shares issued price per share | $ / shares													$ 0.09645
Share Options | Dr Papapetropoulos
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options issued	27,067,015
Share options subscribed	27,067,015
Shares issued price per share | $ / shares	$ 0.052
Percentage of share options granted on first anniversary of the grant date	25.00%
Description of share options granted	balance vesting on a quarterly basis over a 3-year period commencing from that date.
Employee Equity Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options issued		7,700,000
Share options subscribed		7,700,000
Exercise price | $ / shares		$ 0.0543
Vesting period		25% of the Options vest at the end of 12 months following the Offer Date (8 July 2022), and 75% vest in 12 substantially equal instalments (6.25%) on the last day of each calendar quarter over the 4-year period following the end of the initial 12 months following the Offer Date. The share options expire on the date that is 5 years following each vesting date.
Share options expiry date		5 years
Employee Equity Plan | Share Options | Vest at End of 12 Months Following Offer Date 8 July 2022 Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Employee Equity Plan | Share Options | Vest in 12 Substantially Equal Instalments Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		75.00%
Employee Equity Plan | Share Options | Last Day of Each Calendar Quarter Over 4 Year Period Following End of Initial 12 Months Following Offer Date Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		(6.25%)
Employee Equity Plan | Share Options | Key Management Personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options issued		7,500,000